Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (25,770)	$ (50,852)	$ (159,846)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of property and equipment	34,010	30,956	18,615
Amortization of other intangible assets from acquisitions	91,057	102,723	105,915
Amortization of deferred financing costs	82	83	2,768
Amortization of net present value of deferred consideration	1,264	183	1,590
Stock-based compensation	29,925	16,043	10,763
Deferred tax expense (benefit)	7,120	3,640	(4,777)
(Gain) loss on sale of assets	(155)	(168)	309
Gain from unconsolidated entities	(5,440)
Loss of unconsolidated entities	14,640	61	2,067
Dividend from minority interest		167
(Gain) loss from change in deferred consideration	1,174	384	(466)
Financing costs expensed			10,833
Changes in operating assets and liabilities:
Accounts receivable	(1,659)	(691)	(1,075)
Prepaid expenses and other current assets	(13,187)	(25,675)	(7,147)
Accounts payable and accrued expenses	9,926	(1,615)	2,020
Deferred revenue	34,241	67,654	51,047
Net cash provided by operating activities	177,228	142,893	32,616
Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	(97,795)	(93,698)	(38,659)
Purchases of property and equipment	(31,243)	(23,904)	(33,523)
Cash paid for minority investment	(8,475)	(34,140)
Proceeds from sale of property and equipment	93	94	54
Proceeds note receivable	3,454
Proceeds from sale of assets	191	100	23
Purchases of intangible assets	(76)	(200)	(751)
Net (deposits) and withdrawals of principal balances in restricted cash accounts	50	433	(231)
Net cash used in investing activities	(133,801)	(151,315)	(73,087)
Cash flows from financing activities:
Proceeds from issuance of term loan			1,145,000
Repayment of term loan	(10,500)	(10,500)	(1,212,625)
Proceeds from borrowing of revolver	147,000	150,000	57,000
Repayment of revolver	(130,000)	(100,000)	(72,000)
Payment of financing costs		(53)	(12,552)
Payment of deferred consideration	(14,991)	(98,318)	(55,635)
Payment of redeemable non-controlling interest liability	(30,543)	(4,190)
Principal payments on capital lease obligations	(4,822)	(3,608)
Proceeds from exercise of stock options	2,224	137
Proceeds from issuance of common stock		43,500	252,612
Issuance costs of common stock		(2,904)	(17,512)
Net cash provided by (used in) financing activities	(41,632)	(25,936)	84,288
Net effect of exchange rate on cash and cash equivalents	(1,144)	(78)	(247)
Net increase (decrease) in cash and cash equivalents	651	(34,436)	43,570
Cash and cash equivalents:
Beginning of period	32,379	66,815	23,245
End of period	33,030	32,379	66,815
Supplemental cash flow information:
Interest paid	57,338	57,418	100,856
Income taxes paid	4,510	2,615	$ 1,502
Supplemental disclosure of non-cash financing activities:
Shares issued in connection with the acquisition of Directi		27,235
Assets acquired under capital lease	$ 9,795	$ 11,704